Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income (loss)
Beginning Balance	$ 2,099,920
Pretax Amount	22,062	$ (24,172)	$ (23,269)	$ (17,280)
Tax Effect	2,052	(1,558)	(1,651)	(1,605)
Net-of-tax Amount	20,010	(22,614)	(21,618)	(15,675)
Ending Balance	2,240,993	2,099,920
Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss)
Beginning Balance	(56,158)	(33,544)	(11,926)	3,749
Ending Balance	(36,148)	(56,158)	(33,544)	(11,926)
Foreign currency translation adjustments
Other comprehensive income (loss)
Beginning Balance	(65,510)	(35,041)	(13,592)
Pretax Amount	24,794	(36,341)	(22,997)
Tax Effect	2,776	(5,872)	(1,548)
Net-of-tax Amount	22,018	(30,469)	(21,449)
Ending Balance	(43,492)	(65,510)	(35,041)	(13,592)
Transfer from noncontrolling interest (NCI)
Other comprehensive income (loss)
Beginning Balance	28	28	28
Ending Balance	28	28	28	28
Available-for-sale securities
Other comprehensive income (loss)
Beginning Balance	9,862	2,503	1,105
Pretax Amount	(2,050)	11,394	2,177
Tax Effect	(634)	4,035	779
Net-of-tax Amount	(1,416)	7,359	1,398
Ending Balance	8,446	9,862	2,503	1,105
Postretirement healthcare plans
Other comprehensive income (loss)
Beginning Balance	(538)	(1,034)	533
Pretax Amount	(682)	775	(2,449)
Tax Effect	(90)	279	(882)
Net-of-tax Amount	(592)	496	(1,567)
Ending Balance	$ (1,130)	$ (538)	$ (1,034)	$ 533